Income taxes - Differences between income taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	0.16%	0.37%	0.15%
Effective tax rate	0.16%	0.37%	0.15%